Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

NOTE 3—INVENTORIES

	December 31
	2011	2010
	$ in thousands
Components:
For manufacturing of systems, net*	43,084	43,500
For servicing of systems	31,869	30,282

	74,953	73,782
Work in process	9,189	14,514
Finished products	20,967	24,516

	105,109	112,812

*	The changes in the inventory write-down provision are as follows:

	Year ended December 31
	2011	2010	2009
	$ in thousands
Balance at beginning of year	1,386	3,160	5,696
Additional provision made during the year	6,743
Provision utilized upon disposal of inventories	(1,170)	(1,774)	(2,536)

Balance at end of year	6,959	1,386	3,160